DERIVATIVE FINANCIAL ASSETS AND DERIVATIVE FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL ASSETS AND DERIVATIVE FINANCIAL LIABILITIES
DERIVATIVE FINANCIAL ASSETS AND DERIVATIVE FINANCIAL LIABILITIES

14.   DERIVATIVE FINANCIAL ASSETS AND DERIVATIVE FINANCIAL LIABILITIES

Derivative financial assets and derivative financial liabilities of the Group are primarily commodity futures and swaps contracts. See Note 40.